Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

17. Subsequent events

Share Issuance

On January 09, 2024, the Company issued 7,392,859 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended December 31, 2023.

On January 29, 2024, the Company granted 672,450 RSUs to a certain member of management of the Company. The RSUs vest on January 29, 2025.